NICHOLAS FUND INC [Member] Annual Fund Operating Expenses - NICHOLAS FUND INC - NICHOLAS FUND INC - NICHOLAS FUND INC	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%